Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management [Abstract]
Summary of Allowance Account for Credit Loss Trade Receivables

The movement in impairment loss on trade receivables during the year is as follows:

Trade receivables

	2022	2021
	$’000	$’000
Beginning of financial year	4,953	4,823
Allowance made	4,203	4,209
Allowance written back	(3,006)	(2,064)
Allowance written off	(941)	(1,959)
Acquisition of subsidiaries	—	17
Currency revaluation adjustment	(128)	(73)
End of financial year	5,081	4,953

Summary of Impairment of Specified Trade Receivables	Trade receivables

	2022	2021
	$’000	$’000
Gross amount	4,573	4,560
Less: Allowance for impairment	(4,573)	(4,560)
	—	—

Summary of Contractual Undiscounted Cash Flows Nonderivative Financial Liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying amounts as the impact of discounting is not significant.

	Less than 1 year	Between 1 and 5 years
	$’000	$’000
At 31 December 2022
Trade and other payables	29,737	296
Lease liabilities	4,515	8,668
At 31 December 2021
Trade and other payables	31,702	604
Lease liabilities	5,095	13,195
Borrowings	343	16,787

Summary of Total Capital	Total capital is calculated as total equity plus preference shares and net debt, if any.

	2022	2021
	$’000	$’000
Net debt	N/M	N/M
Total equity	634,260	387,191
Total capital	634,260	387,191

Summary of Changes in Level 3 Instruments Liabilities

The fair values of current financial assets and liabilities carried at amortised cost approximate their carrying amounts.

The following table presents the changes in Level 3 instruments:

Derivative financial liabilities - Series B, D1, E and F conversion option
$’000
2021
Beginning of financial year	940
Fair value adjustment - profit or loss (Note 8)	124,146
Conversion to ordinary shares	(125,086)
End of financial year	—
Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year (a)	—

(a)
The unrealised gains/losses are presented in “Other (losses)/gains - net” in the consolidated statement of comprehensive income.

Summary of Carrying Amount of the Different Categories of Financial Instruments

The carrying amount of the different categories of financial instruments is as disclosed:

	2022	2021
	$’000	$’000
Financial assets, at amortised cost	324,856	85,190
Financial liabilities, at FVTPL	4,775	—
Financial liabilities, at amortised cost	42,476	66,098